Revenue Recognition - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition [Line Items]
Performance obligations, description of timing	Performance obligations within paving service agreements are satisfied over time, primarily ranging from one day to two years. For product revenues and freight revenues, customer payment terms are generally 30 days from invoice date. Customer payments for the paving operations are based on a contractual billing schedule and are due 30 days from invoice date.
Product and freight revenues customer payment terms	30 days
Customer payments term based on contractual billing	30 days
Future revenues from unsatisfied performance obligations	$ 78,142,000	$ 66,956,000	$ 74,146,000
Service revenues	4,244,265,000	3,965,594,000	3,818,749,000
Revenue recognized from contract liabilities	6,831,000	8,265,000
Retainage on contracts	7,528,000	9,029,000
COLORADO
Revenue Recognition [Line Items]
Service revenues	$ 219,593,000	$ 245,276,000	$ 216,827,000
Minimum | Service
Revenue Recognition [Line Items]
Performance obligations, period	1 day
Maximum [Member] | Service
Revenue Recognition [Line Items]
Performance obligations, period	2 years